Lease liability (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Liabilities

	December 31, 2023	December 31, 2022
Property	$4,368	$3,743
Equipment	38	39
Vehicle	99	113
Lease Liability, Current	$4,505	$3,895

Property	$13,078	$11,505
Equipment	32	73
Vehicle	283	258
Lease Liability, Non-current	$13,393	$11,836

Lease Liability	$17,898	$15,731

Schedule of Maturity Analysis of Finance Lease Payments Receivable
The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2023
Less than one year	$5,667
Between one and five years	11,757
More than five years	4,837
Total undiscounted lease liabilities	$22,261
During the year ended December 31, 2023, the Corporation made principal payments on its lease liabilities of $4,013,000 (2022 - $3,322,000).